Employee Remuneration - Summary of Expenses Recognized for Employee Benefits (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Disclosure of employee benefits expenses [abstract]
Wages, salaries	$ 1,864	$ 1,964
Employee benefits	259	193
Payroll taxes	98	59
Severance	0	0
Share-based payments	55	146
Total employee benefits expense	$ 2,276	$ 2,362